Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Party Transactions
From time to time, we have transactions with other companies in which we hold an interest, all of which are individually and in the aggregate immaterial, as summarized in the table below.

	For the years ended December 31,
(in thousands)	2019	2018	2017
Net sales	$20,002	$23,358	$3,852

	As of December 31,
(in thousands)	2019	2018
Accounts receivable	$7,589	$10,109
Prepaid expenses and other current assets	$13,697	$3,873
Other long-term assets	$16,830	$24,300
Accounts payable	$1,775	$4,888
Accrued and other current liabilities	$15,404	$5,488